Revenue and segment information - Revenue by location of customers (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	£ 10,858	£ 9,545	£ 9,892
UK
Disclosure of operating segments [line items]
Revenue	348	327	374
US
Disclosure of operating segments [line items]
Revenue	3,692	3,187	3,414
China
Disclosure of operating segments [line items]
Revenue	907	801	700
Rest of World
Disclosure of operating segments [line items]
Revenue	£ 5,911	£ 5,230	£ 5,404